UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04441

T. Rowe Price GNMA Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

GNMA Fund

Z Class (TRZGX)

This annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Mortgage-backed securities, including GNMAs, generated modestly positive performance for the 12-month period. The sector had one of its strongest quarters ever at the end of 2023 as the Federal Reserve’s more dovish tone helped calm interest rate volatility, although rising U.S. Treasury yields over the 12-month period restrained total returns.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBAs detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows. We reduced usage of TBAs—which are selected by the seller and delivered at a later date—as the period progressed in favor of specified mortgage pools.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we had a significant allocation to GNMAs with lower current coupons, which trade at discounted prices and are attractive, in our view, due to their modest prepayment risk.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,992	9,989	9,986
5/31/21	9,928	9,975	9,964
8/31/21	9,942	10,138	9,981
11/30/21	9,883	10,077	9,924
2/28/22	9,672	9,725	9,738
5/31/22	9,244	9,154	9,301
8/31/22	9,108	8,970	9,135
11/30/22	8,905	8,783	8,916
2/28/23	8,916	8,779	8,910
5/31/23	9,065	8,958	9,059
8/31/23	8,972	8,863	8,968
11/30/23	8,971	8,887	8,951
2/29/24	9,163	9,071	9,131
5/31/24	9,178	9,075	9,138

202405-3565004, 202407-3567251

F1411-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
GNMA Fund (Z Class)	1.25%	- 2.59%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg U.S. GNMA Index (Strategy Benchmark)	0.88	- 2.72

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$998,547
Number of Portfolio Holdings	748
Investment Advisory Fees Paid (000s)	$1,079
Portfolio Turnover Rate	304.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.6%
U.S. Government Agency Securities	101.1
Reserves	-1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	96.7%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	0.9
OBX Trust	0.2
Tricon American Homes Trust	0.2
Tricon Residential Trust	0.1
Arroyo Mortgage Trust	0.1
MARQ Trust	0.0
UMBS	-0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

GNMA Fund

Z Class (TRZGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

GNMA Fund

Investor Class (PRGMX)

This annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Investor Class	$62	0.62%

What drove fund performance during the past 12 months?

  Mortgage-backed securities, including GNMAs, generated modestly positive performance for the 12-month period. The sector had one of its strongest quarters ever at the end of 2023 as the Federal Reserve’s more dovish tone helped calm interest rate volatility, although rising U.S. Treasury yields over the 12-month period restrained total returns.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBAs detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows. We reduced usage of TBAs—which are selected by the seller and delivered at a later date—as the period progressed in favor of specified mortgage pools.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we had a significant allocation to GNMAs with lower current coupons, which trade at discounted prices and are attractive, in our view, due to their modest prepayment risk.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,054	10,090	10,060
2014	10,184	10,192	10,199
2015	10,194	10,318	10,243
2015	10,252	10,303	10,294
2015	10,215	10,247	10,275
2015	10,249	10,291	10,343
2016	10,367	10,473	10,504
2016	10,419	10,612	10,556
2016	10,528	10,859	10,666
2016	10,435	10,514	10,513
2017	10,472	10,621	10,545
2017	10,546	10,780	10,658
2017	10,584	10,912	10,715
2017	10,554	10,852	10,682
2018	10,409	10,674	10,502
2018	10,467	10,739	10,607
2018	10,517	10,798	10,672
2018	10,484	10,707	10,622
2019	10,699	11,013	10,898
2019	10,908	11,426	11,170
2019	11,125	11,896	11,387
2019	11,169	11,862	11,434
2020	11,351	12,299	11,609
2020	11,602	12,502	11,881
2020	11,593	12,666	11,829
2020	11,614	12,726	11,850
2021	11,578	12,470	11,783
2021	11,492	12,452	11,757
2021	11,491	12,655	11,777
2021	11,406	12,579	11,709
2022	11,148	12,140	11,490
2022	10,637	11,428	10,975
2022	10,465	11,198	10,779
2022	10,216	10,964	10,520
2023	10,213	10,960	10,513
2023	10,367	11,183	10,689
2023	10,245	11,064	10,582
2023	10,228	11,094	10,562
2024	10,431	11,324	10,774
2024	10,431	11,329	10,782

202405-3565004, 202407-3567251

F70-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
GNMA Fund (Investor Class)	0.62%	- 0.89%	0.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. GNMA Index (Strategy Benchmark)	0.88	- 0.70	0.76

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$998,547
Number of Portfolio Holdings	748
Investment Advisory Fees Paid (000s)	$1,079
Portfolio Turnover Rate	304.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.6%
U.S. Government Agency Securities	101.1
Reserves	-1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	96.7%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	0.9
OBX Trust	0.2
Tricon American Homes Trust	0.2
Tricon Residential Trust	0.1
Arroyo Mortgage Trust	0.1
MARQ Trust	0.0
UMBS	-0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

GNMA Fund

Investor Class (PRGMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

GNMA Fund

I Class (PRXAX)

This annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - I Class	$41	0.41%

What drove fund performance during the past 12 months?

  Mortgage-backed securities, including GNMAs, generated modestly positive performance for the 12-month period. The sector had one of its strongest quarters ever at the end of 2023 as the Federal Reserve’s more dovish tone helped calm interest rate volatility, although rising U.S. Treasury yields over the 12-month period restrained total returns.

  The yield generated by the fund’s cash holdings, which serve as collateral for our to-be-announced (TBA) positions, contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index. Relative results were also aided by an allocation to interest-only collateralized mortgage obligation positions, which benefited from higher mortgage rates that caused principal prepayments to slow, thereby sustaining interest payments.

  The fund’s use of TBAs detracted from results versus the style-specific benchmark as these instruments generally underperformed cash bonds that offered more stable cash flows. We reduced usage of TBAs—which are selected by the seller and delivered at a later date—as the period progressed in favor of specified mortgage pools.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, we had a significant allocation to GNMAs with lower current coupons, which trade at discounted prices and are attractive, in our view, due to their modest prepayment risk.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	502,250	504,163	503,360
8/31/17	504,781	510,360	506,074
11/30/17	502,904	507,571	504,535
2/28/18	496,146	499,250	496,035
5/31/18	499,019	502,274	500,957
8/31/18	501,555	505,004	504,047
11/30/18	500,087	500,759	501,671
2/28/19	510,453	515,075	514,716
5/31/19	520,594	534,421	527,570
8/31/19	531,065	556,375	537,831
11/30/19	533,283	554,796	540,024
2/29/20	542,127	575,250	548,283
5/31/20	554,288	584,740	561,155
8/31/20	554,009	592,392	558,690
11/30/20	555,160	595,207	559,666
2/28/21	553,576	583,208	556,514
5/31/21	549,602	582,372	555,270
8/31/21	549,736	591,892	556,241
11/30/21	545,877	588,342	553,042
2/28/22	533,741	567,787	542,689
5/31/22	509,559	534,490	518,345
8/31/22	500,975	523,730	509,080
11/30/22	489,315	512,801	496,885
2/28/23	489,427	512,588	496,555
5/31/23	497,707	523,036	504,839
8/31/23	491,494	517,481	499,800
11/30/23	490,930	518,851	498,835
2/29/24	501,562	529,642	508,844
5/31/24	501,876	529,865	509,259

202405-3565004, 202407-3567251

F1086-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/2017
GNMA Fund (I Class)	0.84%	- 0.73%	0.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.82
Bloomberg U.S. GNMA Index (Strategy Benchmark)	0.88	- 0.70	0.26

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$998,547
Number of Portfolio Holdings	748
Investment Advisory Fees Paid (000s)	$1,079
Portfolio Turnover Rate	304.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.6%
U.S. Government Agency Securities	101.1
Reserves	-1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	96.7%
Federal National Mortgage Assn.	4.0
Federal Home Loan Mortgage	0.9
OBX Trust	0.2
Tricon American Homes Trust	0.2
Tricon Residential Trust	0.1
Arroyo Mortgage Trust	0.1
MARQ Trust	0.0
UMBS	-0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

GNMA Fund

I Class (PRXAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGMX GNMA Fund –
.
PRXAX GNMA Fund–
.
I Class
TRZGX GNMA Fund–
.
Z Class

T. ROWE PRICE GNMA Fund
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T. ROWE PRICE GNMA Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.12 $ 8.55 $ 9.32 $ 9.48 $ 9.10
Investment activities
Net investment income
(1)(2)
0.27 0.22 0.08 0.07 0.19
Net realized and unrealized
gain/loss (0.22) (0.44) (0.77) (0.16) 0.38
Total from investment activities 0.05 (0.22) (0.69) (0.09) 0.57
Distributions
Net investment income (0.27) (0.21) (0.08) (0.07) (0.19)
NET ASSET VALUE
End of period $ 7.90 $ 8.12 $ 8.55 $ 9.32 $ 9.48

T. ROWE PRICE GNMA Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.62% (2.54)% (7.44)% (0.95)% 6.36%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.64% 0.58% 0.58% 0.58%
Net expenses after waivers/
payments by Price Associates 0.62% 0.62% 0.58% 0.58% 0.58%
Net investment income 3.36% 2.64% 0.92% 0.70% 2.05%
Portfolio turnover rate
(4)
304.5% 648.3% 954.9% 996.6% 853.3%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 83.4% 200.3% 291.6% 303.5% 248.6%
Net assets, end of period (in
millions) $231 $274 $330 $655 $1,218
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.12 $ 8.55 $ 9.32 $ 9.48 $ 9.10
Investment activities
Net investment income
(1)(2)
0.28 0.23 0.13 0.07 0.20
Net realized and unrealized
gain/loss (0.22) (0.43) (0.81) (0.15) 0.38
Total from investment activities 0.06 (0.20) (0.68) (0.08) 0.58
Distributions
Net investment income (0.28) (0.23) (0.09) (0.08) (0.20)
NET ASSET VALUE
End of period $ 7.90 $ 8.12 $ 8.55 $ 9.32 $ 9.48

T. ROWE PRICE GNMA Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.84% (2.33)% (7.29)% (0.85)% 6.47%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.44% 0.44% 0.42% 0.47% 0.48%
Net expenses after waivers/
payments by Price Associates 0.41% 0.41% 0.42% 0.47% 0.48%
Net investment income 3.58% 2.86% 1.48% 0.79% 2.16%
Portfolio turnover rate
(4)
304.5% 648.3% 954.9% 996.6% 853.3%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 83.4% 200.3% 291.6% 303.5% 248.6%
Net assets, end of period (in
thousands) $155,320 $168,079 $191,392 $33,171 $26,675
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.12 $ 8.55 $ 9.32 $ 9.41
Investment activities
Net investment income
(2)(3)
0.32 0.27 0.14 0.02
Net realized and unrealized gain/loss (0.22) (0.44) (0.78) (0.09)
Total from investment activities 0.10 (0.17) (0.64) (0.07)
Distributions
Net investment income (0.32) (0.26) (0.13) (0.02)
NET ASSET VALUE
End of period $ 7.90 $ 8.12 $ 8.55 $ 9.32

T. ROWE PRICE GNMA Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(4)
1.25% (1.93)% (6.89)% (0.72)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.39% 0.40% 0.41% 0.47%
(5)
Net expenses after waivers/payments by
Price Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 3.99% 3.30% 1.58% 0.96%
(5)
Portfolio turnover rate
(6)
304.5% 648.3% 954.9% 996.6%
Portfolio turnover rate, excluding mortgage
dollar roll transactions 83.4% 200.3% 291.6% 303.5%
Net assets, end of period (in thousands) $611,964 $560,127 $483,259 $471,146
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.6%
Commercial Mortgage Backed Securities  0.0%
MARQ Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 6.91%, 6/15/29 (1) 230 229
229
Whole Loans Backed  0.6%
Arroyo Mortgage Trust
Series 2021-1R, Class A1, CMO, ARM
1.175%, 10/25/48 (1) 1,259 1,076
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 6.189%, 2/25/60 (1) 1,799 1,732
Tricon American Homes Trust
Series 2020-SFR2, Class B
1.832%, 11/1/39 (1) 1,895 1,671
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/1/40 (1) 1,405 1,357
5,836
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $6,027) 6,065
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 102.8%
U.S. Government Agency Obligations  5.8%
Federal Home Loan Mortgage
6.50%, 8/1/36  13 13
7.00%, 11/1/30 - 4/1/32  218 224
Federal Home Loan Mortgage, UMBS
5.00%, 10/1/51 - 3/1/53  6,318 6,096
5.50%, 9/1/52  2,515 2,488
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  972 873
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.579%,
5.853%, 11/1/35  3 3
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  498 501
Federal National Mortgage Assn., CMO, IO, 3.00%, 2/25/28  2,033 66
Federal National Mortgage Assn., UMBS
3.50%, 5/1/50  1,230 1,096
5.00%, 10/1/51  1,266 1,225

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
5.50%, 10/1/53  4,788 4,723
6.00%, 8/1/53 - 9/1/53  12,217 12,280
6.50%, 11/1/53 - 1/1/54  18,912 19,292
UMBS, TBA (2)
2.00%, 6/1/39  3,224 2,816
2.50%, 6/1/39  3,121 2,803
3.00%, 6/1/54  3,355 2,821
57,320
U.S. Government Obligations  97.0%
Government National Mortgage Assn.
1.50%, 3/20/36 - 4/20/52  25,353 19,669
2.00%, 11/20/50 - 12/20/52  198,845 159,533
2.50%, 8/20/50 - 9/20/52  231,168 192,594
3.00%, 11/20/26 - 11/20/51  167,761 145,884
3.50%, 7/20/27 - 5/20/51  105,678 95,568
4.00%, 3/20/39 - 10/20/52  76,994 71,796
4.50%, 5/20/30 - 4/20/53  73,685 70,453
5.00%, 5/15/33 - 2/20/54  47,398 46,498
5.50%, 5/20/31 - 6/20/53  49,731 49,847
6.00%, 6/20/31 - 4/20/54  19,107 19,395
6.50%, 3/15/26 - 3/20/54  6,389 6,521
7.00%, 1/20/28 - 1/20/34  249 254
7.50%, 9/15/25 - 6/15/32  333 335
8.00%, 1/15/25 - 3/15/30  151 152
9.00%, 8/15/24 - 3/20/25  — —
9.50%, 9/15/24  — —
Government National Mortgage Assn., CMO
3.00%, 2/20/46 - 11/20/47  3,031 2,364
3.50%, 10/20/50  2,560 2,074
Government National Mortgage Assn., CMO, IO
3.00%, 2/20/46 - 1/20/50  4,119 521
3.50%, 8/20/29 - 4/20/46  13,905 1,505
4.00%, 10/20/42 - 6/20/49  17,140 2,935
4.50%, 4/20/39 - 6/20/49  6,818 832
Government National Mortgage Assn., TBA (2)
2.00%, 6/15/54  3,345 2,681
2.50%, 6/15/54  598 498
3.50%, 6/15/54  19,865 17,726
4.00%, 6/15/54  6,130 5,635
5.00%, 6/15/54  19,595 19,017
5.50%, 6/15/54  7,720 7,658
6.00%, 6/20/54  19,905 20,027

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
6.50%, 6/15/54  6,645 6,745
968,717
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $1,127,169) 1,026,037
SHORT-TERM INVESTMENTS
 5.3%
Money Market Funds  5.3%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 52,925 52,925
Total Short-Term Investments (Cost $52,925) 52,925
Total Investments in Securities
108.7% of Net Assets
(Cost $1,186,121) $ 1,085,027
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,065 and represents 0.6% of net assets.
(2) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $88,427 and represents 8.9% of net assets.
(3) Seven-day yield
(4) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS
 (1.7)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (1.7)%
U.S. Government Agency Obligations  (1.4)%
UMBS
, TBA
3.00%, 6/1/39  91 (84)
4.00%, 6/1/54  5,894 (5,348)
4.50%, 6/1/54  6,017 (5,634)
5.00%, 6/1/54  2,926 (2,816)
(13,882)
U.S. Government Obligations  (0.3)%
Government National Mortgage Assn.
, TBA
4.50%, 6/20/54  584 (552)
5.00%, 6/20/54  2,899 (2,814)
(3,366)
Total TBA Sales Commitments (Proceeds $(17,251)) (17,248)

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 230 U.S. Treasury Notes five year contracts 9/24 (24,333) $ (27)
Short, 89 U.S. Treasury Notes two year contracts 9/24 (18,130) (20)
Short, 155 Ultra U.S. Treasury Notes ten year
contracts 9/24 (17,365) 60
Net payments (receipts) of variation margin to date (114)
Variation margin receivable (payable) on open futures contracts $ (101)

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ —# $ — $ 3,723+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 99,070  ^  ^ $ 52,925^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,723 of dividend income and $0 of interest income.
^ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $52,925.

T. ROWE PRICE GNMA Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,186,121) $ 1,085,027
Receivable for investment securities sold 68,125
Interest receivable 3,262
Cash deposits on futures contracts 863
Due from affiliates 150
Restricted cash pledged for TBAs 112
Receivable for shares sold 18
Cash 1
Other assets 40
Total assets 1,157,598
Liabilities
Payable for investment securities purchased 140,946
TBA Sales Commitments (proceeds $17,251) 17,248
Payable for shares redeemed 451
Investment management fees payable 300
Variation margin payable on futures contracts 101
Payable to directors 1
Other liabilities 4
Total liabilities 159,051
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 998,547

T. ROWE PRICE GNMA Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (232,004)
Paid-in capital applicable to 126,348,308 no par value
shares of beneficial interest outstanding; 1,000,000,000
shares authorized 1,230,551
NET ASSETS $ 998,547
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $231,263; Shares outstanding: 29,260,770) $ 7.90
I Class
(Net assets: $155,320; Shares outstanding: 19,663,015) $ 7.90
Z Class
(Net assets: $611,964; Shares outstanding: 77,424,523) $ 7.90

T. ROWE PRICE GNMA Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 35,863
Dividend 3,723
Other 1
Total income 39,587
Expenses
Investment management 3,530
Shareholder servicing
Investor Class $ 626
I Class 68 694
Prospectus and shareholder reports
Investor Class 36
I Class 3
Z Class 5 44
Custody and accounting 244
Registration 59
Legal and audit 39
Directors 4
Proxy and annual meeting 1
Miscellaneous 35
Waived / paid by Price Associates (2,451)
Total expenses 2,199
Net investment income 37,388

T. ROWE PRICE GNMA Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (15,680)
Futures 1,017
Securities sold short 956
Net realized loss (13,707)
Change in net unrealized gain / loss
Securities (11,660)
Futures 702
TBA Sales Commitments (103)
Change in net unrealized gain / loss (11,061)
Net realized and unrealized gain / loss (24,768)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 12,620

T. ROWE PRICE GNMA Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 37,388 $ 29,546
Net realized loss (13,707) (13,522)
Change in net unrealized gain / loss (11,061) (33,854)
Increase (decrease) in net assets from operations 12,620 (17,830)
Distributions to shareholders
Net earnings
Investor Class (8,319) (7,539)
I Class (5,590) (4,962)
Z Class (23,302) (16,400)
Decrease in net assets from distributions (37,211) (28,901)
Capital share transactions
*
Shares sold
Investor Class 9,194 26,290
I Class 11,159 12,528
Z Class 79,493 116,421
Distributions reinvested
Investor Class 7,772 6,960
I Class 4,959 4,381
Z Class 23,302 16,400
Shares redeemed
Investor Class (52,229) (72,701)
I Class (24,292) (30,560)
Z Class (38,173) (35,362)
Increase in net assets from capital share
transactions 21,185 44,357

T. ROWE PRICE GNMA Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Decrease during period (3,406) (2,374)
Beginning of period 1,001,953 1,004,327
End of period $ 998,547 $ 1,001,953
*Share information (000s)
Shares sold
Investor Class 1,161 3,202
I Class 1,397 1,526
Z Class 10,343 14,749
Distributions reinvested
Investor Class 981 853
I Class 626 537
Z Class 2,957 2,010
Shares redeemed
Investor Class (6,575) (8,900)
I Class (3,059) (3,748)
Z Class (4,816) (4,312)
Increase in shares outstanding 3,015 5,917

T. ROWE PRICE GNMA Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company.  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in Government National Mortgage Association securities backed by the full faith and credit of the U.S. government. The fund has three classes of shares: the GNMA Fund (Investor Class), the GNMA Fund–I Class (I Class) and
the GNMA Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codific ation Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain

T. ROWE PRICE GNMA Fund

distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value

T. ROWE PRICE GNMA Fund

methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE GNMA Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE GNMA Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,032,102 $ — $ 1,032,102
Short-Term Investments 52,925 — — 52,925
Total Securities 52,925 1,032,102 — 1,085,027
Futures Contracts* 60 — — 60
Total $ 52,985 $ 1,032,102 $ — $ 1,085,087
Liabilities
TBA Sales Commitments $ — $ 17,248 $ — $ 17,248
Futures Contracts* $ 47 $ — $ — $ 47
Total $ 47 $ 17,248 $ — $ 17,295
1
Includes Non-U.S. Government Mortgage-Backed Securities and U.S. Government &
Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 60
*
Total $ 60
*
Liabilities
Interest rate derivatives Futures $ 47
Total $ 47
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, cash of $863,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ 1,017
Total $ 1,017
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 702
Total $ 702

T. ROWE PRICE GNMA Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 13% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE GNMA Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such

T. ROWE PRICE GNMA Fund

counterparty. As of May 31, 2024, cash of $112,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $7,827,000 and $4,327,000, respectively, for the year ended
May 31, 2024. Purchases and sales of U.S. government securities aggregated
$3,187,383,000 and $3,192,820,000, respectively, for the year ended
May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE GNMA Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 37,211 $ 28,901
($000s)
Cost of investments $ 1,186,454
Unrealized appreciation $ 1,832
Unrealized depreciation (103,256)
Net unrealized appreciation (depreciation) $ (101,424)
($000s)
Undistributed ordinary income $ 1,955
Net unrealized appreciation (depreciation) (101,424)
Loss carryforwards and deferrals (132,535)
Total distributable earnings (loss) $ (232,004)

T. ROWE PRICE GNMA Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE GNMA Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $271,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2024,
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.62% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $(96) $(50) $(2,305)

T. ROWE PRICE GNMA Fund

expenses incurred pursuant to these service agreements were $109,000 for
Price Associates; $528,000 for T. Rowe Price Services, Inc.; and $21,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE GNMA Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE GNMA Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price GNMA
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price GNMA Fund, Inc. (the "Fund") as
of May 31, 2024, the related statement of operations for the year ended May
31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE GNMA Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE GNMA Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $33,788,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE GNMA Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE GNMA Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE GNMA Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE GNMA Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE GNMA Fund

differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F70-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024